Common Stock (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2015	Dec. 31, 2016
Common Stock Details Narrative
Common stock par value		$ 0.001	$ 0.001
Common stock authorized		500,000,000	500,000,000
Common stock issued		310,868,500	310,868,500
Common stock outstanding		310,868,500	310,868,500
Preferred stock authorized		175,000,000	175,000,000
Preferred stock par value		$ 0.001	$ 0.001
Preferred stock issued		0	0
Shares issued	300,500,000
Cash consideration	$ 300,500	$ 300,500